Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Schedule Of Carrying Amount and Fair Values Of Financial Instruments [Table Text Block]

The carrying amount and estimated fair value of financial instruments is summarized as follows at June 30:

	2012		2011
	Carrying		Carrying
(In thousands)	Amount	Fair value	Amount	Fair value
Assets:
Cash and cash equivalents	$28,845	$28,845	$28,469	$28,469
Securities available for sale	41,124	41,124	39,814	39,814
Loans receivable, net	173,595	183,066	182,570	191,181
Securities required by law	1,399	1,399	2,286	2,286
Accrued interest receivable	654	654	857	857
Liabilities:
Deposits	225,413	225,392	231,306	231,358
Long-term debt and junior subordinated debentures	14,000	14,769	17,000	15,828
Accrued interest payable	798	798	622	622
Off balance sheet instruments:
Commitments to extend credit	-	-	-	-

Fair Value, by Balance Sheet Grouping [Table Text Block]

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of June 30, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
(In thousands) June 30, 2012	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Financial instruments – Assets
Loans receivable, net	$173,595	$183,066	$-	$-	$183,066
Financial instruments - Liabilities
Deposits	225,413	225,392	142,069	83,323	-
Long-term debt	14,000	14,769	-	14,769	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

For financial assets measured at fair value on a recurring and nonrecurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

	At June 30, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,592	$-	$2,592	$-
U.S. Government agencies	7,988	-	7,988	-
Mortgage-backed securities, residential	10,410	-	10,410	-
Collateralized mortgage obligations, agencies	20,134	-	20,134	-
Total securities available for sale	$41,124	$-	$41,124	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,347	$-	$-	$3,347
Real estate acquired through foreclosure and other repossessed assets	$621	$-	$-	$621

	At June 30, 2011
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,955	$-	$2,955	$-
U.S. Government agencies	12,520	-	12,520	-
Mortgage-backed securities, residential	4,098	-	4,098	-
Collateralized mortgage obligations, agencies	20,241	-	20,241	-
Total securities available for sale	$39,814	$-	$39,814	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,983	$-	$-	$3,983
Real estate acquired through foreclosure and other repossessed assets	$24	$-	$-	$24

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

(in thousands) June 30, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range
Impaired loans	$3,347	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

Repossessed real estate and other assets	$621	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%